Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Deferred tax assets	$ 6,019	$ 4,792	$ 4,895
Deferred tax liabilities	(5,499)	(4,564)	(5,802)
Net deferred tax balance	520	228	(907)	$ (1,806)
Deductible temporary differences for which no deferred tax asset is recognised	428	441	444
After the offset of balances within countries
Taxation
Deferred tax assets	3,438	2,718	2,379
Deferred tax liabilities	(2,918)	(2,490)	(3,286)
Net deferred tax balance	520	228	(907)
Intangibles, property, plant & equipment
Taxation
Deferred tax assets	1,061	1,091	1,071
Deferred tax liabilities	(3,688)	(3,356)	(4,439)
Net deferred tax balance	(2,627)	(2,265)	(3,368)	(3,852)
Pension and post-retirement benefits
Taxation
Deferred tax assets	690	591	521
Deferred tax liabilities	(34)	(30)	(26)
Net deferred tax balance	656	561	495	509
Elimination of unrealised profit on inventory
Taxation
Deferred tax assets	2,286	1,543	1,287
Deferred tax liabilities	(479)	(250)	(307)
Net deferred tax balance	1,807	1,293	980	831
Untaxed reserves
Taxation
Deferred tax liabilities	(801)	(598)	(557)
Net deferred tax balance	(801)	(598)	(557)	(600)
Losses and tax credits carried forward
Taxation
Deferred tax assets	852	608	1,103
Deferred tax liabilities	(138)	(62)	(95)
Net deferred tax balance	714	546	1,008	906
Accrued expenses and other
Taxation
Deferred tax assets	1,130	959	913
Deferred tax liabilities	(359)	(268)	(378)
Net deferred tax balance	$ 771	$ 691	$ 535	$ 400